General information	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information [Abstract]
General information	General information
Molecular Partners AG ("Company") and its subsidiary (collectively "Molecular Partners" or, "Group") is a clinical-stage biopharmaceutical company pioneering designed ankyrin proteins ("DARPin") candidates to treat serious diseases, with a current focus on oncology and virology. DARPins are a novel class of drugs with broad therapeutic applications that may overcome many of the limitations of conventional protein and antibody-based therapeutics. The Company was founded on November 22, 2004, and is domiciled at Wagistrasse 14, 8952 Schlieren, Canton of Zurich, Switzerland. It is subject to the provisions of the articles of association and to article 620 et seq. of the Swiss Code of Obligations, which describe the legal requirements for limited companies (“Aktiengesellschaften”).
Molecular Partners Inc. is a wholly owned subsidiary of Molecular Partners AG. Molecular Partners Inc. was incorporated in the United States in the State of Delaware on October 8, 2018. Molecular Partners Inc. is based in Cambridge, Massachusetts.
These audited consolidated financial statements as of and for the year ended December 31, 2022 comprise Molecular Partners AG and Molecular Partners Inc.
The Company’s shares are listed on the SIX Swiss Exchange (Ticker: MOLN) since November 5, 2014 and on the Nasdaq Global Select Market (Ticker: MOLN) since June 16, 2021.